FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
Increase/(decrease) in $/RMB rate - If the $ strengthens against the RMB	5.00%
Increase/(decrease) in $/RMB rate - If the $ weakens against the RMB	(5.00%)
Increase/ (decrease) in net loss - If the $ strengthens against the RMB	$ (1,010)
Increase/ (decrease) in net loss - If the $ weakens against the RMB	1,116
Increase (decrease) in equity - If the $ strengthens against the RMB	(943)
Increase (decrease) in equity - If the $ weakens against the RMB	$ 1,042
Foreign currency risk
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
Increase/(decrease) in $/RMB rate - If the $ strengthens against the RMB		5.00%
Increase/(decrease) in $/RMB rate - If the $ weakens against the RMB		(5.00%)
Increase (decrease) in equity - If the $ strengthens against the RMB		$ (1,939)
Increase (decrease) in equity - If the $ weakens against the RMB		$ 4,081